Summary of Significant Accounting Policies - Schedule of Finite Lived Intangible Assets Estimated Economic Lives (Details)	6 Months Ended
Jun. 30, 2022
Brand [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible assets	10 years
Customer Relationships [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible assets	5 years
Minimum | Computer software, systems and technology [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible assets	1 year
Maximum | Computer software, systems and technology [Member]
Summary Of Significant Accounting Policies [Line Items]
Intangible assets	5 years